Long-Term Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
LONG-TERM DEBT
12.	LONG-TERM DEBT

On August 29, 2018 and November 21, 2018, the Group entered into two loan agreements with a PRC bank to obtain mortgaged loans totaling to RMB260,000 for the purchase of Building A and Building D in Wuhan. The loans are secured by pledging the Building A and Building D and are repaid in equal instalment every three months with annual interest rate of 5.782% and maturity term in 8 years.